Other Reserves - Schedule of Other Reserves (Details) - AUD ($)	12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2023
Share-based payments [Member]
Schedule of Other Reserves [Line Items]
Balance at beginning	$ 3,059,321	$ 3,123,759	$ 3,053,197
Currency translation differences
Other comprehensive income	3,059,321
Options and warrants exercised		(43,780)
Options issued in the period (net of adjustments)		(11,932)
Options and warrants issued/expensed (net of adjustments)	64,755		104,753
Lapse of unexercised options	(1,741,178)	(23,957)	(156,392)
Unlisted options issued/expensed		15,231
Performance rights issued/expensed	239,488		122,201
Performance rights exercised	(96,000)
Balance at ending	1,526,386	3,059,321	3,123,759
Foreign currency translation [Member]
Schedule of Other Reserves [Line Items]
Balance at beginning	114,476	112,210	113,222
Currency translation differences	(1,358)	2,266	(1,012)
Other comprehensive income	113,118	2,266	(1,012)
Options and warrants exercised
Options issued in the period (net of adjustments)
Options and warrants issued/expensed (net of adjustments)
Lapse of unexercised options
Unlisted options issued/expensed
Performance rights issued/expensed
Performance rights exercised
Balance at ending	113,118	114,476	112,210
Total other reserves [Member]
Schedule of Other Reserves [Line Items]
Balance at beginning	3,173,797	3,235,969	3,166,419
Currency translation differences	(1,358)	2,266	(1,012)
Other comprehensive income	3,172,439	2,266	(1,012)
Options and warrants exercised		(43,780)
Options issued in the period (net of adjustments)		(11,932)
Options and warrants issued/expensed (net of adjustments)	64,755		104,753
Lapse of unexercised options	(1,741,178)	(23,957)	(156,392)
Unlisted options issued/expensed		15,231
Performance rights issued/expensed	239,488		122,201
Performance rights exercised	(96,000)
Balance at ending	$ 1,639,504	$ 3,173,797	$ 3,235,969